Trade and other payables (Details) - ZAR (R) R in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and other current payables [abstract]
Trade creditors	R 4,278	R 4,147	R 3,670
Accruals and other creditors	6,609	5,470	5,192
Other	791	1,276	1,581
Financial liabilities	11,678	10,893	10,443
Payroll creditors	3,014	2,496	2,485
Leave pay accrual	1,686	2,123	2,045
VAT payable	86	141	189
Total trade and other payables	R 16,464	R 15,653	R 15,162